Note 17 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Jan. 31, 2023	Oct. 31, 2022
Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, book value	$ 2,925,452	$ 2,657,540
Liabilities, fair value	2,866,985	2,561,421
Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, book value	102,765	104,951
Liabilities, fair value	105,125	107,367
Other liabilities [member]
Statement Line Items [Line Items]
Liabilities, book value	149,763	146,249
Liabilities, fair value	149,763	146,249
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Assets, book value	201,372	88,581
Assets, fair value	201,372	88,581
Securities [member]
Statement Line Items [Line Items]
Assets, book value	49,847	141,564
Assets, fair value	49,847	141,564
Loans, net [member]
Statement Line Items [Line Items]
Assets, book value	3,235,083	2,992,678
Assets, fair value	3,208,534	2,963,676
Investment in Stablecorp [member]
Statement Line Items [Line Items]
Assets, book value	953	953
Assets, fair value	$ 953	$ 953